Basis of Preparation, Changes in Accounting Policies and Disclosures, Issued but not yet Effective International Financial Reporting Standards, and Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [abstract]
Amount current liabilities exceeded current assets	¥ (62,035)	¥ (52,194)
Unutilized banking facilities	59,470
Future minimum lease rentals under operating leases	¥ 20,936	¥ 23,889